UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-881

Columbia Funds Trust III
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	4/30/06

Date of reporting period:	7/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
July 31, 2005 (Unaudited)	Columbia Intermediate Government Income Fund

		Par ($)	Value ($)*
Government Agencies & Obligations – 43.2%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 43.2%
Federal Home Loan Mortgage Corp.
	3.600% 07/07/10	3,550,000	3,413,843
	3.875% 01/12/09	28,500,000	27,970,698
	4.000% 09/22/09	2,000,000	1,956,062
	5.000% 01/30/14	7,825,000	7,776,477
Federal National Mortgage Association
	2.000% 01/15/06	7,500,000	7,438,357
	2.375% 02/15/07	19,000,000	18,495,721
	2.500% 01/30/07	5,000,000	4,878,555
	3.250% 11/15/07	3,000,000	2,936,652
	3.375% 12/15/08	3,000,000	2,912,682
	4.375% 10/15/06	1,700,000	1,705,214
	5.500% 02/15/06	4,000,000	4,031,848
Small Business Administration	6.000% 09/01/18	3,059,424	3,177,808
U.S. Treasury Bonds
	5.375% 02/15/31	10,640,000	12,090,530
	12.000% 08/15/13	600,000	733,992
U.S. Treasury Notes
	2.875% 11/30/06	17,905,000	17,653,918
	3.000% 11/15/07	850,000	831,207
	3.625% 01/15/10	7,140,000	6,990,503
	4.000% 02/15/15	5,865,000	5,730,516
	4.250% 11/15/14	7,250,000	7,228,192
	5.750% 08/15/10(a)	7,025,000	7,533,217
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		145,485,992
	Total Government Agencies & Obligations (cost of $146,386,674)		145,485,992
Mortgage-Backed Securities – 21.8%
Federal Home Loan Mortgage Corp.
	5.000% 12/01/13	1,905,942	1,916,036
	5.500% 02/01/18-03/01/33	2,063,937	2,104,236
	6.500% 04/01/32	612,363	633,978
	7.000% 12/01/10	93,664	97,955
	7.500% 10/01/29	249,076	266,144
Federal National Mortgage Association
	5.000% 05/01/09	415,559	417,724
	5.240% 09/01/12	2,498,430	2,565,642
	6.000% 04/01/11-04/01/35	13,312,290	13,634,748
	6.120% 10/01/08	1,374,351	1,346,260

1

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 05/01/11-09/01/31	1,423,729	1,476,444
	6.565% 12/01/07	848,686	876,046
	6.600% 11/01/07	753,422	777,518
	7.500% 10/01/15	75,718	80,120
	7.785% 02/01/19	2,885,359	3,122,569
	8.000% 07/01/07-05/01/30	632,700	679,579
	10.000% 10/01/20-12/01/20	539,850	606,165
	TBA,
	4.500% 08/16/20(b)	2,750,000	2,704,455
	5.000% 08/16/20(b)	3,750,000	3,758,205
	5.000% 08/11/35(b)	10,650,000	10,486,927
	5.500% 08/11/35(b)	21,400,000	21,507,000
Government National Mortgage Association
	3.375% 04/20/22(c)	485,390	490,420
	3.750% 07/20/21(c)	113,761	115,082
	5.500% 12/15/13-06/15/14	1,358,953	1,398,093
	6.500% 06/15/11-07/15/14	855,750	895,054
	7.000% 09/15/13-12/15/28	551,956	583,502
	7.500% 02/15/27-09/15/29	803,642	859,438
	8.500% 01/15/06	1,035	980
	9.000% 11/15/17	102,162	111,093
	Total Mortgage-Backed Securities (cost of $72,941,854)		73,511,413
Corporate Fixed-Income Bonds & Notes – 6.5%
BASIC MATERIALS – 0.1%
Chemicals – 0.1%
Dow Chemical Co.	6.000% 10/01/12	340,000	364,752
	Chemicals Total		364,752
	BASIC MATERIALS TOTAL		364,752
COMMUNICATIONS – 1.1%
Telecommunications – 1.1%
British Telecommunications PLC	8.875% 12/15/30	500,000	696,455
SBC Communications, Inc.	4.125% 09/15/09	1,610,000	1,575,176
Verizon Global Funding Corp.	7.750% 12/01/30	1,000,000	1,272,050
	Telecommunications Total		3,543,681
	COMMUNICATIONS TOTAL		3,543,681
FINANCIALS – 3.7%
Banks – 0.6%
Comerica, Inc.	7.250% 08/01/07	2,000,000	2,108,500
	Banks Total		2,108,500
Diversified Financial Services – 3.1%
Countrywide Home Loans, Inc.	4.125% 09/15/09	1,905,000	1,854,765

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Ford Motor Credit Co.	7.375% 02/01/11	2,440,000	2,430,118
General Electric Capital Corp.	3.530% 12/15/09(c)	2,565,000	2,567,180
HSBC Finance Corp.	3.548% 11/16/09(c)	1,650,000	1,653,663
Private Export Funding Corp.	5.340% 03/15/06	2,000,000	2,018,100
	Diversified Financial Services Total		10,523,826
	FINANCIALS TOTAL		12,632,326
UTILITIES – 1.6%
Electric – 1.6%
Carolina Power & Light Co.	5.125% 09/15/13	1,100,000	1,102,761
Consolidated Edison Co. of New York	7.150% 12/01/09	1,600,000	1,756,480
Duke Energy Corp.	5.300% 10/01/15	2,400,000	2,459,352
	Electric Total		5,318,593
	UTILITIES TOTAL		5,318,593
	Total Corporate Fixed-Income Bonds & Notes (cost of $21,836,850)		21,859,352
Asset-Backed Securities – 3.4%
Centex Home Equity	2.293% 11/25/27	1,544,878	1,525,860
Chase Manhattan Auto Owner Trust	2.830% 09/15/10	1,725,000	1,664,711
CitiFinancial Mortgage Securities, Inc.	2.645% 04/25/34	2,500,000	2,388,700
Countrywide Home Equity Loan Trust	3.608% 01/15/34(c)	1,627,431	1,628,431
Equity One ABS, Inc.	3.800% 07/25/34(c)	1,467,918	1,473,364
Residential Asset Mortgage Products, Inc.	2.870% 08/25/30(c)	2,575,000	2,521,878
	Total Asset-Backed Securities (cost of $11,437,236)		11,202,944
Collateralized Mortgage Obligations – 19.1%
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.5%
Agency – 16.4%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	5,000,000	4,932,173
	5.000% 08/15/16	2,546,720	2,566,557
Federal National Mortgage Association
	4.717% 08/25/12	5,000,000	4,977,667
	5.000% 07/25/16	2,192,289	2,204,102
Government National Mortgage Association
	4.374% 04/16/33	3,000,000	2,932,763
	4.486% 10/16/25	1,500,000	1,482,953
	4.763% 01/16/25	4,550,000	4,548,950

3

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Agency – (continued)
Small Business Administration
	4.340% 03/01/24	9,593,933	9,375,537
	4.500% 03/01/23	2,577,660	2,550,648
	4.890% 09/01/22	3,631,973	3,664,467
	5.180% 05/01/24	3,820,033	3,900,318
	5.240% 08/01/23	3,908,530	4,002,637
	5.310% 08/01/22	4,249,298	4,361,651
	5.660% 07/01/22	3,448,651	3,588,163
	Agency Total		55,088,586
Non-Agency – 1.1%
First Horizon Alternative Mortgage Securities	6.000% 01/25/35	1,609,344	1,630,153
JPMorgan Mortgage Trust	4.996% 07/25/34(c)	1,747,755	1,712,730
Rural Housing Trust	6.330% 04/01/26	471,671	468,770
	Non-Agency Total		3,811,653
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		58,900,239
COMMERCIAL MORTGAGE - BACKED SECURITIES – 1.6%
JPMorgan Chase Commercial Mortgage Securities Corp.	4.134% 10/15/37	3,252,698	3,172,421
LB-UBS Commercial Mortgage Trust	5.124% 11/15/32(c)	2,315,000	2,340,743
	COMMERCIAL MORTGAGE - BACKED SECURITIES TOTAL		5,513,164
	Total Collateralized Mortgage Obligations (cost of $64,783,187)		64,413,403
Short-Term Obligations – 17.1%
U.S. GOVERNMENT AGENCIES – 13.1%
Federal Home Loan Bank	3.175% 08/10/05(d)	37,700,000	37,670,076
Federal National Mortgage Association	3.170% 08/16/05(d)	6,500,000	6,491,414
	U.S. GOVERNMENT AGENCIES TOTAL		44,161,490
REPURCHASE AGREEMENT – 4.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/29/05, due 08/01/05 at 3.200%, collateralized by a U.S. Government Agency Security maturing 09/12/17, market value of $13,731,225 (repurchase proceeds $13,462,589)	13,459,000	13,459,000
	Total Short-Term Obligations (cost of $57,620,490)		57,620,490

4

Value ($)
Total Investments – 111.1% (cost of $375,006,291)(e)(f)	374,093,594

Other Assets & Liabilities, Net – (11.1)%	(37,233,161)

Net Assets – 100.0%	336,860,433

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	A portion of this security with a market value of $107,234 is pledged as collateral for open futures contracts.

(b)	Security purchased on a delayed delivery basis.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2005.

(d)	The rate shown represents the annualized yield at the date of purchase.

(e)	Cost for federal income tax purposes is $375,518,351.

(f)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$3,004,668	$(4,429,425)	$(1,424,757)

At July 31, 2005, the Fund held the following open short futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	49	$5,438,234	$5,552,043	Sep-2005	$113,809

Acronym	Name
TBA	To Be Announced

5

INVESTMENT PORTFOLIO
July 31, 2005 (Unaudited)	Columbia Quality Plus Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 33.0%
BASIC MATERIALS – 0.7%
Chemicals – 0.2%
Dow Chemical Co.	6.000% 10/01/12	825,000	885,060
Eastman Chemical Co.	6.300% 11/15/18	1,191,000	1,281,480
	Chemicals Total		2,166,540
Forest Products & Paper – 0.3%
Westvaco Corp.	8.200% 01/15/30	2,360,000	2,987,028
	Forest Products & Paper Total		2,987,028
Metals & Mining – 0.2%
Alcoa, Inc.	6.500% 06/01/11	1,500,000	1,634,580
	Metals & Mining Total		1,634,580
	BASIC MATERIALS TOTAL		6,788,148
COMMUNICATIONS – 4.7%
Media – 1.1%
Comcast Cable Communications Holdings, Inc.	8.375% 03/15/13	1,219,000	1,465,202
Gannett Co., Inc.	5.500% 04/01/07	1,100,000	1,120,086
Time Warner, Inc.
	6.875% 05/01/12	4,985,000	5,533,300
	7.625% 04/15/31	2,300,000	2,812,348
	Media Total		10,930,936
Telecommunications – 3.6%
BellSouth Corp.	3.393% 11/15/07(a)	2,500,000	2,499,900
British Telecommunications PLC	8.875% 12/15/30	1,925,000	2,681,352
Deutsche Telekom International Finance BV	8.750% 06/15/30	1,590,000	2,132,588
France Telecom SA	8.750% 03/01/31	2,570,000	3,541,332
New Cingular Wireless Services, Inc.	8.125% 05/01/12	3,645,000	4,304,526
New England Telephone & Telegraph	7.650% 06/15/07	3,000,000	3,143,310
Pacific Bell	7.125% 03/15/26	1,400,000	1,620,318
SBC Communications, Inc.	4.125% 09/15/09	2,220,000	2,171,981
Sprint Capital Corp.
	6.000% 01/15/07	1,450,000	1,481,494
	6.875% 11/15/28	3,800,000	4,288,680
Verizon Global Funding Corp.	6.875% 06/15/12	2,905,000	3,242,009
Vodafone Group PLC
	3.950% 01/30/08	4,350,000	4,298,278
	5.375% 01/30/15	1,580,000	1,635,695
	Telecommunications Total		37,041,463
	COMMUNICATIONS TOTAL		47,972,399

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – 1.5%
Auto Manufacturers – 0.8%
DaimlerChrysler N.A. Holding Corp.
	3.859% 09/10/07(a)	5,180,000	5,170,676
	8.500% 01/18/31	2,135,000	2,734,785
	Auto Manufacturers Total		7,905,461
Retail – 0.5%
Office Depot, Inc.	6.250% 08/15/13	2,145,000	2,222,091
Target Corp.	6.350% 01/15/11	1,700,000	1,832,634
Wal-Mart Stores, Inc.	7.550% 02/15/30	1,070,000	1,411,705
	Retail Total		5,466,430
Textiles – 0.2%
Cintas Corp.	6.000% 06/01/12	2,000,000	2,139,840
	Textiles Total		2,139,840
	CONSUMER CYCLICAL TOTAL		15,511,731
CONSUMER NON-CYCLICAL – 2.9%
Agriculture – 0.2%
Cargill, Inc.	6.375% 06/01/12(b)	2,000,000	2,184,300
	Agriculture Total		2,184,300
Beverages – 1.0%
Coca-Cola Enterprises, Inc.	7.125% 08/01/17	1,650,000	1,929,857
Diageo Capital PLC	6.125% 08/15/05	5,000,000	5,003,850
Pepsi Bottling Group, Inc.	7.000% 03/01/29	2,600,000	3,192,748
	Beverages Total		10,126,455
Commercial Services – 0.2%
Hertz Corp.	4.700% 10/02/06	2,455,000	2,432,831
	Commercial Services Total		2,432,831
Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.	5.340% 03/27/06	1,100,000	1,109,372
	Cosmetics/Personal Care Total		1,109,372
Food – 1.2%
Kroger Co.
	7.500% 04/01/31	1,715,000	2,017,852
	8.000% 09/15/29	2,555,000	3,135,521
Safeway, Inc.	5.625% 08/15/14	2,255,000	2,289,885
Sara Lee Corp.	6.250% 09/15/11	2,405,000	2,550,623
Unilever Capital Corp.	7.125% 11/01/10	2,000,000	2,218,220
	Food Total		12,212,101
Healthcare Products – 0.2%
Becton Dickinson & Co.	6.700% 08/01/28	1,750,000	2,064,230
	Healthcare Products Total		2,064,230
	CONSUMER NON-CYCLICAL TOTAL		30,129,289

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
DIVERSIFIED – 0.5%
Holding Companies - Diversified – 0.5%
Alliant Energy Resources, Inc.	9.750% 01/15/13	900,000	1,158,867
Hutchison Whampoa International Ltd.	6.250% 01/24/14(b)	4,000,000	4,218,720
	Holding Companies - Diversified Total		5,377,587
	DIVERSIFIED TOTAL		5,377,587
ENERGY – 2.0%
Oil & Gas – 1.5%
Conoco Funding Co.	5.450% 10/15/06	3,000,000	3,040,260
Devon Financing Corp.	7.875% 09/30/31	3,035,000	3,850,140
Marathon Oil Corp.	6.000% 07/01/12	2,680,000	2,849,966
Occidental Petroleum Corp.	8.450% 02/15/29	3,295,000	4,633,100
XTO Energy, Inc.	5.000% 01/31/15	1,425,000	1,398,851
	Oil & Gas Total		15,772,317
Pipelines – 0.5%
Consolidated Natural Gas Co.	5.375% 11/01/06	1,750,000	1,767,465
Kinder Morgan, Inc.	5.150% 03/01/15	3,210,000	3,182,169
	Pipelines Total		4,949,634
	ENERGY TOTAL		20,721,951
FINANCIALS – 12.9%
Banks – 4.7%
Bank One Corp.
	5.900% 11/15/11	3,700,000	3,904,684
	7.875% 08/01/10	1,835,000	2,080,505
Comerica, Inc.	7.250% 08/01/07	1,130,000	1,191,303
DEPFA Deutsche Pfandbriefbank AG	3.375% 10/05/07(b)	3,000,000	2,946,600
Deutsche Bank Financial LLC	5.375% 03/02/15	2,460,000	2,537,834
Marshall & Ilsley Bank	6.375% 09/01/11	3,000,000	3,250,230
Mellon Funding Corp.	6.375% 02/15/10	2,645,000	2,827,505
National City Corp.	5.750% 02/01/09	3,000,000	3,106,350
Northern Trust Co.	6.300% 03/07/11	2,700,000	2,909,088
Oesterreichische Kontrollbank AG	5.125% 03/20/07	6,075,000	6,160,171
Rabobank Capital Funding Trust	5.254% 12/31/16(a)(b)	2,865,000	2,832,282
SunTrust Bank	7.250% 09/15/06	2,000,000	2,064,740
Suntrust Bank/Central Florida	6.900% 07/01/07	1,300,000	1,363,037
Wachovia Corp.	3.625% 02/17/09	5,000,000	4,863,350
Wells Fargo & Co.
	3.510% 09/15/09(a)	4,865,000	4,865,097
	7.250% 08/24/05	2,000,000	2,004,540
	Banks Total		48,907,316

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 6.2%
Allstate Life Global Funding Trusts	3.594% 09/22/09(a)	2,500,000	2,501,950
Capital One Bank	5.750% 09/15/10	2,215,000	2,305,461
Citigroup, Inc.	5.000% 09/15/14	10,150,000	10,241,248
Countrywide Home Loans, Inc.	4.125% 09/15/09	4,330,000	4,215,818
Ford Motor Credit Co.
	4.308% 09/28/07(a)	3,945,000	3,833,909
	7.375% 02/01/11	7,230,000	7,200,718
General Electric Capital Corp.
	3.530% 12/15/09(a)	8,965,000	8,972,620
	6.750% 03/15/32	5,900,000	7,050,205
Goldman Sachs Group, Inc.
	4.750% 07/15/13	2,275,000	2,234,209
	6.875% 01/15/11	2,390,000	2,629,359
HSBC Finance Corp.	3.548% 11/16/09(a)	5,890,000	5,903,076
National Rural Utilities Cooperative Finance Corp.	6.000% 05/15/06	1,525,000	1,546,243
SLM Corp.
	3.850% 01/25/06(a)	1,000,000	1,000,990
	3.860% 07/25/08(a)	4,345,000	4,357,036
	Diversified Financial Services Total		63,992,842
Insurance – 1.5%
Chubb Corp.	6.000% 11/15/11	3,300,000	3,496,185
Hartford Life Global Funding Trusts	3.580% 09/15/09(a)	4,355,000	4,353,215
MetLife, Inc.	6.125% 12/01/11	4,000,000	4,266,200
Prudential Financial, Inc.	4.750% 04/01/14	2,900,000	2,856,152
	Insurance Total		14,971,752
Real Estate Investment Trusts – 0.5%
Simon Property Group LP	5.450% 03/15/13	5,055,000	5,125,113
	Real Estate Investment Trusts Total		5,125,113
	FINANCIALS TOTAL		132,997,023
INDUSTRIALS – 2.4%
Aerospace & Defense – 1.1%
Boeing Capital Corp.
	4.750% 08/25/08	2,675,000	2,692,388
	6.100% 03/01/11	3,305,000	3,533,243
Raytheon Co.	7.200% 08/15/27	3,950,000	4,775,352
	Aerospace & Defense Total		11,000,983
Building Materials – 0.0%
Snap-On, Inc.	6.625% 10/01/05	90,000	90,381
	Building Materials Total		90,381

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – 0.5%
Waste Management, Inc.
	5.000% 03/15/14	1,800,000	1,763,424
	7.000% 07/15/28	3,125,000	3,522,000
	Environmental Control Total		5,285,424
Transportation – 0.8%
CSX Corp.	5.500% 08/01/13	4,305,000	4,418,049
Norfolk Southern Corp.
	5.590% 05/17/25	1,723,000	1,740,299
	7.250% 02/15/31	1,877,000	2,320,141
	Transportation Total		8,478,489
	INDUSTRIALS TOTAL		24,855,277
TECHNOLOGY – 1.0%
Computers – 1.0%
International Business Machines Corp.
	4.875% 10/01/06	6,300,000	6,349,833
	5.375% 02/01/09	3,000,000	3,087,120
	6.500% 01/15/28	1,200,000	1,388,508
	Computers Total		10,825,461
	TECHNOLOGY TOTAL		10,825,461
UTILITIES – 4.4%
Electric – 3.9%
Alabama Power Co.
	3.484% 08/25/09(a)	4,980,000	4,988,117
	5.700% 02/15/33	1,465,000	1,554,790
American Electric Power Co., Inc.	5.250% 06/01/15	3,035,000	3,061,222
Carolina Power & Light Co.	5.125% 09/15/13	1,445,000	1,448,627
Columbus Southern Power Co.	5.500% 03/01/13	1,700,000	1,749,113
Consolidated Edison Co. of New York	7.150% 12/01/09	2,530,000	2,777,434
Florida Power & Light Co.	6.875% 12/01/05	3,900,000	3,925,818
Hydro-Quebec	8.500% 12/01/29	1,650,000	2,428,140
MidAmerican Energy Holdings Co.	5.875% 10/01/12	3,355,000	3,501,681
Oncor Electric Delivery Co.	7.000% 09/01/22	3,350,000	3,838,999
Progress Energy, Inc.	7.750% 03/01/31	2,555,000	3,149,242
Southern California Edison Co.
	5.000% 01/15/14	1,500,000	1,511,685
	5.000% 01/15/16	3,000,000	2,991,240
TransAlta Corp.	5.750% 12/15/13	1,500,000	1,546,470
Virginia Electric & Power Co.	5.375% 02/01/07	1,575,000	1,593,995
	Electric Total		40,066,573

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – 0.5%
Atmos Energy Corp.	4.950% 10/15/14	3,475,000	3,415,334
Southern California Gas Co.	3.520% 12/01/09(a)	1,675,000	1,674,464
		Gas Total	5,089,798
	UTILITIES TOTAL		45,156,371
	Total Corporate Fixed-Income Bonds & Notes (cost of $330,541,959)		340,335,237
Government Agencies & Obligations – 29.4%
FOREIGN GOVERNMENT BONDS – 2.3%
Export Development of Canada	4.000% 08/01/07	2,325,000	2,310,794
Province of British Columbia	5.375% 10/29/08	3,000,000	3,101,100
Province of New Brunswick	3.500% 10/23/07	4,150,000	4,080,321
Province of Ontario	6.000% 02/21/06	2,950,000	2,982,096
Province of Quebec	5.000% 07/17/09	2,500,000	2,549,500
Republic of Finland	4.750% 03/06/07	3,145,000	3,173,116
Republic of South Africa	6.500% 06/02/14	1,165,000	1,268,569
United Mexican States	6.625% 03/03/15	4,140,000	4,475,340
	FOREIGN GOVERNMENT BONDS TOTAL		23,940,836
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 27.1%
Federal Farm Credit Bank	4.050% 12/15/08	5,000,000	4,939,020
Federal Home Loan Mortgage Corp.
	2.875% 09/15/05	1,300,000	1,298,664
	3.600% 07/07/10	1,600,000	1,538,634
	3.625% 06/10/10	3,000,000	2,890,188
	3.875% 01/12/09	6,400,000	6,281,139
	4.000% 09/22/09	19,900,000	19,462,817
	4.125% 05/12/10	6,000,000	5,924,322
	4.150% 05/05/10	5,000,000	4,942,675
	5.000% 01/30/14-11/13/14	8,975,000	8,951,689
	5.750% 03/15/09	3,500,000	3,663,859
Federal National Mortgage Association
	2.500% 01/30/07	2,000,000	1,951,422
	3.250% 11/15/07	2,000,000	1,957,768
	4.125% 04/28/10	3,000,000	2,962,677
	4.250% 05/15/09	3,725,000	3,709,634
	4.375% 06/21/10	20,000,000	19,761,920
	5.500% 02/15/06	2,800,000	2,822,294
	6.250% 05/15/29	1,500,000	1,794,374

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. Treasury Bonds
	5.375% 02/15/31	35,845,000	40,731,677
	7.125% 02/15/23	5,000,000	6,544,335
U.S. Treasury Inflation Index Notes
	2.000% 01/15/14	1,841,228	1,861,293
	3.625% 01/15/08	1,022,848	1,072,072
U.S. Treasury Notes
	1.875% 12/31/05(c)	11,070,000	10,990,872
	2.875% 11/30/06	36,435,000	35,924,072
	3.000% 11/15/07	32,410,000	31,693,447
	3.625% 01/15/10-06/15/10	20,685,000	20,250,766
	4.000% 03/15/10-02/15/15	24,215,000	23,691,958
	4.250% 11/15/14	11,335,000	11,300,904
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		278,914,492
	Total Government Agencies & Obligations (cost of $302,126,168)		302,855,328
Mortgage-Backed Securities – 19.1%
Federal Home Loan Mortgage Corp.
	5.000% 01/01/19	490,933	492,685
	5.500% 03/01/18	527,886	538,566
	6.000% 11/01/28	329,802	337,730
	7.000% 12/01/14-10/01/31	200,480	210,067
	7.500% 09/01/25	3,792	4,059
	7.750% 09/01/05	2,442	2,448
	8.000% 06/01/07-06/01/26	11,162	11,711
	8.750% 09/01/09-07/01/15	8,057	8,396
	9.000% 10/01/15-10/01/19	36,381	37,885
	9.250% 05/01/09-08/01/15	76,502	81,048
	9.500% 09/01/10-11/01/16	15,568	16,804
	10.000% 02/01/09-12/01/13	13,448	14,170
Federal National Mortgage Association
	5.000% 06/01/18	804,771	807,243
	6.000% 05/01/13-04/01/35	30,067,650	30,725,482
	6.120% 10/01/08	1,374,351	1,346,260
	6.500% 05/01/11-09/01/31	1,439,921	1,493,630
	6.565% 12/01/07	804,771	830,715
	6.600% 11/01/07	714,424	737,272
	7.000% 06/01/32	217,734	229,122
	7.500% 01/01/30-03/01/30	46,022	49,078

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 03/01/07-04/01/30	348,740	374,325
	8.500% 08/01/17	4,301	4,566
	9.000% 03/01/09	682	707
	9.250% 09/01/16	3,614	3,918
	TBA
	4.500% 12/01/20(d)	13,500,000	13,276,413
	5.000% 12/01/20-12/01/35(d)	54,760,000	54,197,403
	5.500% 12/01/15-12/01/35(d)	74,650,000	75,184,875
	6.500% 12/01/35(d)	11,825,000	12,231,484
Government National Mortgage Association
	3.750% 07/20/22(a)	123,163	124,472
	6.500% 03/15/13-09/15/32	1,316,838	1,377,784
	7.000% 11/15/22-05/15/32	1,318,802	1,396,010
	7.500% 04/15/26-03/15/30	502,222	537,522
	8.000% 06/15/25-03/15/27	136,612	147,423
	9.000% 03/15/08-11/15/08	12,220	12,817
	Total Mortgage-Backed Securities (cost of $197,464,377)		196,844,090
Collateralized Mortgage Obligations – 8.2%
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.6%
Agency – 4.3%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14-09/15/15	6,150,000	6,056,152
	4.500% 02/15/27-08/15/28	2,310,000	2,282,407
	5.000% 08/15/16-06/15/26	3,946,720	3,953,690
Federal National Mortgage Association
	4.000% 01/25/16	1,390,000	1,352,339
	4.500% 11/25/14	440,000	438,223
	5.000% 07/25/16	2,192,289	2,204,102
	6.000% 12/25/16	227,413	232,392
Small Business Administration
	4.340% 03/01/24	2,878,180	2,812,661
	4.500% 03/01/23	3,866,490	3,825,972
	4.890% 09/01/22	1,984,915	2,002,674
	5.110% 04/01/25	4,000,000	4,066,101
	5.180% 05/01/24	4,775,041	4,875,397
	5.240% 08/01/23	2,326,506	2,382,522
	5.310% 08/01/22	3,399,438	3,489,321
	5.520% 06/01/24	3,799,805	3,941,078
	Agency Total		43,915,031

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Non-Agency – 2.3%
Chaseflex Trust	5.500% 02/25/35	4,964,474	4,973,410
Countrywide Alternative Loan Trust	5.250% 03/25/35	4,855,290	4,792,996
First Horizon Alternative Mortgage Securities	6.000% 01/25/35	4,045,109	4,097,413
GSAA Trust	3.519% 11/25/33	6,175,000	6,112,880
JPMorgan Mortgage Trust	4.996% 07/25/34(a)	3,633,490	3,560,675
Rural Housing Trust	6.330% 04/01/26	417,033	414,468
	Non-Agency Total		23,951,842
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		67,866,873
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%
GS Mortgage Securities Corp. II	4.782% 07/10/39	6,015,000	5,911,597
JPMorgan Chase Commercial Mortgage Securities Corp.	4.134% 10/15/37	6,450,575	6,291,375
LB-UBS Commercial Mortgage Trust	5.124% 11/15/32(a)	4,550,000	4,600,596
	COMMERCIAL MORTGAGE - BACKED SECURITIES TOTAL		16,803,568
	Total Collateralized Mortgage Obligations (cost of $85,325,216)		84,670,441
Asset-Backed Securities – 7.0%
BMW Vehicle Owner Trust	2.530% 02/25/08	3,900,000	3,847,467
Centex Home Equity
	2.293% 11/25/27	1,647,869	1,627,584
	6.270% 10/25/32	817,353	818,947
Citibank Credit Card Issuance Trust	2.550% 01/20/09	5,000,000	4,879,400
Citibank Credit Card Master Trust I	5.875% 03/10/11	4,000,000	4,184,680
Countrywide Home Equity Loan Trust	3.608% 01/15/34(a)	3,733,358	3,735,653
DaimlerChrysler Auto Trust	3.090% 01/08/08	1,475,000	1,467,669
Equity One ABS, Inc.	3.800% 07/25/34(a)	3,341,137	3,353,532
Ford Credit Auto Owner Trust	3.130% 11/15/06	1,742,980	1,740,278
GSAA Trust	4.651% 04/25/34(a)	4,895,000	4,877,965
MBNA Credit Card Master Note Trust	4.950% 06/15/09	2,750,000	2,777,225
Oakwood Mortgage Investors, Inc.	7.100% 08/15/27	1,185,241	1,245,249
Onyx Acceptance Grantor Trust	3.890% 02/15/11	2,000,000	1,970,820
Origen Manufactured Housing	4.490% 05/15/18	1,100,000	1,092,806
Residential Asset Mortgage Products, Inc.
	3.052% 06/25/29	4,960,000	4,897,058
	4.480% 09/25/29(a)	7,825,000	7,800,821
Residential Funding Mortgage Securities II	4.700% 08/25/34	1,715,000	1,681,352

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Wells Fargo Financial Auto Owner Trust	2.670% 08/16/10	7,270,000	7,085,124
WFS Financial Owner Trust
	2.410% 12/20/10	4,880,000	4,751,070
	2.810% 08/22/11	8,125,000	7,948,850
	Total Asset-Backed Securities (cost of $72,453,031)		71,783,550
Short-Term Obligations – 17.5%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 14.9%
Federal Home Loan Bank
	3.175% 08/10/05(e)	51,595,000	51,472,139
	3.715% 08/10/05(e)	50,000,000	49,880,938
Federal National Mortgage Association
	3.150% 08/10/05(e)	9,485,000	9,477,531
	3.160% 08/10/05(e)	2,826,000	2,823,767
	3.170% 08/16/05(e)	40,040,000	39,923,650
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		153,578,025
REPURCHASE AGREEMENT – 2.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/29/05, due 08/01/05 at 3.170%, collateralized by a U.S. Treasury Bond maturing 02/15/21, market value of $28,003,879 (repurchase proceeds $27,461,252)	27,454,000	27,454,000

	Total Short-Term Obligations (cost of $181,032,025)		181,032,025

	Total Investments – 114.2% (cost of $1,168,942,776)(f)(g)		1,177,520,671

	Other Assets & Liabilities, Net – (14.2)%		(146,770,892)

	Net Assets – 100.0%		1,030,749,779

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to $12,181,902, which represents 1.2% of net assets.

(c)	A portion of this security with a market value of $595,711 is pledged as collateral for open futures contracts.

(d)	Security purchased on a delayed delivery basis.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $1,170,615,451.

(g)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$16,129,252	$(9,224,032)	$6,905,220

At July 31, 2005, the Fund held the following open long futures contract:

	Number of		Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Notes
10-Year	425	$47,168,360	$48,128,119	Sep-2005	$(955,759)
U.S. Treasury Bonds	175	20,179,688	20,355,650	Sep-2005	(175,962)
					$(1,131,721)

Acronym	Name

TBA	To Be Announced

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 26, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	September 26, 2005